PIMCO Equity Series

Supplement dated May 14, 2015 to the

Prospectus (the “Prospectus”), dated October 31, 2014, as supplemented and revised from time to time, and Statement of Additional Information (the “SAI”), dated October 31, 2014, as supplemented and revised from time to time

Disclosure relating to PIMCO Balanced Income Fund (the “Fund”)

Effective immediately, the Fund is managed by Brad Kinkelaar, Daniel J. Ivascyn and Alfred T. Murata. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Brad Kinkelaar, Daniel J. Ivascyn and Alfred T. Murata. Mr. Ivascyn is Group Chief Investment Officer of PIMCO. Messrs. Ivascyn and Murata are Managing Directors of PIMCO. Mr. Kinkelaar is an Executive Vice President of PIMCO. Mr. Kinkelaar is responsible for equity investments. Messrs. Ivascyn and Murata are responsible for fixed income investments. Messrs. Kinkelaar, Ivascyn and Murata have managed the Fund since its inception in March 2014.

In addition, effective immediately, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Balanced Income Fund	Brad Kinkelaar	03/14*

Executive Vice President, PIMCO. Mr. Kinkelaar joined PIMCO in 2011 and is a global equity portfolio manager. Prior to joining PIMCO, he was managing director and global equity portfolio manager at Thornburg Investment Management, where he spent nine years.

	Daniel J. Ivascyn	03/14*

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments.

	Alfred T. Murata	03/14*

Managing Director, PIMCO. Mr. Murata is a portfolio manager on the mortgage credit team. Prior to joining PIMCO in 2001, he researched and implemented exotic equity and interest rate derivatives at Nikko Financial Technologies.

In addition, effective immediately, corresponding changes are made in the SAI to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed.”

In addition, effective immediately, corresponding changes are made in the SAI to the table in the subsection titled “Portfolio Managers—Securities Ownership.”

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP4_051415

PIMCO Equity Series

Supplement dated May 14, 2015 to the

Prospectus (the “Prospectus”), dated October 31, 2014, as supplemented and revised from time to time, and Statement of Additional Information (the “SAI”), dated October 31, 2014, as supplemented and revised from time to time

Disclosure relating to PIMCO Dividend and Income Builder Fund (the “Fund”)

Effective immediately, the Fund is managed by Brad Kinkelaar, Daniel J. Ivascyn and Alfred T. Murata. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Brad Kinkelaar, Daniel J. Ivascyn and Alfred T. Murata. Mr. Ivascyn is Group Chief Investment Officer of PIMCO. Messrs. Ivascyn and Murata are Managing Directors of PIMCO. Mr. Kinkelaar is an Executive Vice President of PIMCO. Mr. Kinkelaar is the lead portfolio manager of the Fund and is responsible for equity investments. Messrs. Ivascyn and Murata are responsible for fixed income investments. Mr. Kinkelaar has managed the Fund since its inception in December 2011. Messrs. Ivascyn and Murata have managed the Fund since October 2013.

In addition, effective immediately, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Dividend and Income Builder Fund	Brad Kinkelaar	12/11*

Executive Vice President, PIMCO. Mr. Kinkelaar joined PIMCO in 2011 and is a global equity portfolio manager. Prior to joining PIMCO, he was managing director and global equity portfolio manager at Thornburg Investment Management, where he spent nine years.

	Daniel J. Ivascyn	10/13

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments.

	Alfred T. Murata	10/13

Managing Director, PIMCO. Mr. Murata is a portfolio manager on the mortgage credit team. Prior to joining PIMCO in 2001, he researched and implemented exotic equity and interest rate derivatives at Nikko Financial Technologies.

In addition, effective immediately, corresponding changes are made in the SAI to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed.”

In addition, effective immediately, corresponding changes are made in the SAI to the table in the subsection titled “Portfolio Managers—Securities Ownership.”

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP5_051415